LEASES - Short-term leases and operating lease liabilities (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
LEASES
Remainder of 2022	$ 36,000
2024	146,000	$ 132,000
2025	150,000	146,000
2026	153,000	150,000
2027	155,000	153,000
2028		155,000
Thereafter		53,000
Total undiscounted lease payments	693,000	789,000
Less: Imputed interest	(180,000)	(236,000)
Present value of lease liabilities	$ 513,000	$ 553,000